Commitments and Contingency (Details) - Schedule of Balance Sheets - VIE [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance Sheets [Line Items]
Total current assets	$ 15,216,386	$ 10,571,775	$ 11,276,852
Total non-current assets	5,209,247	9,641,441	9,102,933
Total Assets	20,425,633	20,213,216	20,379,785
Total Liabilities	$ 10,256,639	$ 7,073,660	$ 5,329,843